Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Basic net loss per share:
Net loss	$ (4,931,125)	$ 15,905,290	$ (14,774,392)	$ (2,096,349)	$ (2,662,000)	$ (8,213,793)	$ (3,800,227)	$ (12,972,142)	$ (19,194,236)	$ (3,094,298)
Weighted average common shares outstanding ? basic	133,001,746			131,445,057			132,885,675	117,434,563
Net loss per share - basic	$ (0.04)			$ (0.02)			$ (0.03)	$ (0.11)
Diluted net loss per share:
Net loss (as adjusted)	$ (4,931,125)			$ (2,096,349)			$ (5,656,982)	$ (12,972,142)
Weighted average common shares outstanding - diluted	133,001,746			131,445,057			167,690,989	117,434,563
Net loss per share - diluted	$ (0.04)			$ (0.02)			$ (0.03)	$ (0.11)